High Income Securities Fund
Schedule of Investments
May 31, 2025 (Unaudited)

CLOSED-END FUNDS - 37.9%	Shares	Value
AllianceBernstein National Municipal Income Fund, Inc.	495,775	$5,131,271
Bancroft Fund Ltd.	13,819	247,102
BlackRock Innovation and Growth Term Trust	176,341	1,230,860
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	67,959	682,308
BNY Mellon Municipal Income, Inc.	622,204	4,336,762
BNY Mellon Strategic Municipal Bond Fund, Inc.	968,023	5,372,528
BNY Mellon Strategic Municipals, Inc.	206,268	1,202,542
Clough Global Opportunities Fund	127,292	667,010
Destra Multi-Alternative Fund	166,851	1,464,952
DWS Municipal Income Trust	284,466	2,554,505
Eaton Vance New York Municipal Bond Fund	216,296	1,987,760
Ellsworth Growth and Income Fund Ltd.	173,161	1,693,515
Gabelli Dividend & Income Trust	151,344	3,759,385
GDL Fund	110,621	927,004
Highland Income Fund	5,386	27,469
MFS High Income Municipal Trust	187,176	655,116
MFS High Yield Municipal Trust	764,756	2,554,285
MFS Investment Grade Municipal Trust	245,951	1,863,079
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	55,414	273,745
Neuberger Berman Next Generation Connectivity Fund, Inc.	417,146	5,518,842
Pioneer Diversified High Income Trust	195	2,377
Pioneer Municipal High Income Advantage Fund, Inc.	36,072	299,037
Pioneer Municipal High Income Fund Trust	18,249	167,708
Pioneer Municipal High Income Opportunities Fund, Inc.	3,748	44,601
Platinum Asia Investments Ltd.	1,844,616	1,224,710
Principal Real Estate Income Fund	190,218	1,978,267
Tortoise Energy Infrastructure Corp.	49,027	1,985,594
Virtus Total Return Fund, Inc.	99,290	612,619
Voya Asia Pacific High Dividend Equity Income Fund	28,151	188,330
Voya Emerging Markets High Dividend Equity Fund	114,617	649,867
TOTAL CLOSED-END FUNDS (Cost $47,489,660)		49,303,150

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 29.8%	Shares	Value
Andretti Acquisition Corp. II - Class A (a)	50,000	516,000
Ares Acquisition Corp. II (a)	171,046	1,956,766
Armada Acquisition Corp. II (a)	100,000	1,002,500
Bold Eagle Acquisition Corp. - Class A (a)	100,000	1,038,000
Cal Redwood Acquisition Corp. (a)	100,000	1,003,000
Cayson Acquisition Corp. (a)	45,000	460,800
Centurion Acquisition Corp. (a)	156,250	1,637,500
ChampionsGate Acquisition Corp. (a)	100,000	1,002,000
Churchill Capital Corp. X (a)	122,024	1,261,118
Crane Harbor Acquisition Corp. - Class A (a)	150,000	1,486,500
Dune Acquisition Corp. II (a)	200,000	2,007,000
Dynamix Corp. (a)	105,820	1,063,491
EGH Acquisition Corp. (a)	50,000	503,500
EQV Ventures Acquisition Corp. - Class A (a)	250,000	2,605,000
Fifth Era Acquisition Corp. I - Class A (a)	2,200	22,220
GigCapital7 Corp. - Class A (a)	166,013	1,701,633
Haymaker Acquisition Corp. 4 (a)	158,353	1,748,217
HCM II Acquisition Corp. - Class A (a)	100,000	1,170,000
Hennessy Capital Investment Corp. VI - Class A (a)	125	1,381
Iron Horse Acquisitions Corp. (a)	32,032	338,373
Jackson Acquisition Co. II - Class A (a)	100,000	1,022,000
Kochav Defense Acquisition Corp. (a)	34,400	344,344
Launch One Acquisition Corp. (a)	150,000	1,552,500
Legato Merger Corp. III (a)	40,196	426,882
Lionheart Holdings - Class A (a)	73,338	769,316
M3-Brigade Acquisition V Corp. - Class A (a)	195,064	2,301,755
Nabors Energy Transition Corp. II (a)	39,885	440,729
Perceptive Capital Solutions Corp. (a)	50,000	520,000
Roman DBDR Acquisition Corp. II (a)	125,000	1,283,750
Silverbox Corp. IV - Class A (a)	110,050	1,148,922
SIM Acquisition Corp. I - Class A (a)	150,000	1,560,000
Sizzle Acquisition Corp. II (a)	50,600	510,554
Soulpower Acquisition Corp. (a)	86,023	868,833
Voyager Acquisition Corp. (a)	290,284	2,992,828
Wintergreen Acquisition Corp. (a)	50,000	500,500
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $37,058,339)		38,767,912

BUSINESS DEVELOPMENT COMPANIES - 14.1%	Shares	Value
Barings BDC, Inc.	125,637	1,169,681
CION Investment Corp.	626,379	6,057,085
Crescent Capital BDC, Inc.	105,162	1,632,114
Investcorp Credit Management BDC, Inc.	242,524	653,602
Logan Ridge Finance Corp.	81,300	1,434,945
OFS Capital Corp.	91,137	758,260
PhenixFIN Corp.	19,218	941,682
Portman Ridge Finance Corp.	131,630	1,592,723
Runway Growth Finance Corp.	406,530	4,036,843
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $21,238,207)		18,276,935

PREFERRED STOCKS - 4.8%	Shares	Value
Business Development Companies - 1.7%
OFS Credit Co., Inc., Series E, 5.25%, 12/31/2026 (a)	60,000	1,440,000
Oxford Lane Capital Corp., Series 2032, 7.95%, 02/29/2032 (a)	32,500	802,750
		2,242,750

Closed-End Funds - 1.6%
Highland Opportunities and Income Fund, Series B, 5.38%, Perpetual (a)	1,846	28,114
XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.50%, 03/31/2026 (a)	80,000	2,008,800
		2,036,914

Real Estate Investment Trusts - 1.5%
Cedar Realty Trust, Inc.- Series C, Series C, 6.50%, Perpetual (a)	45,817	675,343
NexPoint Diversified Real Estate Trust - Series A, Series A, 5.50%, Perpetual (a)	94,082	1,317,148
		1,992,491

Real Estate Operations and Development - 0.0%(b)
Harbor Custom Development, Inc - Series A, Series A, 8.00%, Perpetual (a)(c)	131,166	0

Retail - Catalog Shopping - 0.0%(b)
Legacy IMBDS, Inc., 8.50%, 09/30/2026 (a)(c)	27,802	0
TOTAL PREFERRED STOCKS (Cost $9,979,881)		6,272,155

TRUSTS - 1.0%	Certificates	Value
Trusts - 1.0%
Copper Property CTL Pass Through Trust	109,428	1,313,136
TOTAL TRUSTS (Cost $1,218,665)		1,313,136

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%	Shares	Value
Diversified REITs - 0.5%
NexPoint Diversified Real Estate Trust	159,749	664,556
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,202,611)		664,556

WARRANTS - 0.5%	Contracts	Value
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)	50,000	5,000
Andretti Acquisition Corp. II, Expires 10/24/2029, Exercise Price $11.50 (a)	25,000	4,527
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)	78,125	22,656
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50 (a)	611	617
Dynamix Corp., Expires 12/06/2029, Exercise Price $11.50 (a)	52,910	18,413
EQV Ventures Acquisition Corp., Expires 07/01/2031, Exercise Price $11.50 (a)	83,333	51,667
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50 (a)	166,013	24,902
HCM II Acquisition Corp., Expires 10/10/2029, Exercise Price $11.50 (a)	50,000	112,500
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50 (a)	75,000	20,250
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (a)	20,098	4,223
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)	36,669	9,901
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)	127,625	232,430
Relativity Acquisition Corp., Expires 02/11/2027, Exercise Price $11.50 (a)(c)	21,700	0
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50 (a)	62,500	25,638
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50 (a)	36,683	13,576
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50 (a)	75,000	20,250
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (a)	145,142	24,674
TOTAL WARRANTS (Cost $123,922)		591,224

EXCHANGE TRADED FUNDS - 0.4%	Shares	Value
Horizon Kinetics Spac Active ETF	4,700	487,272
TOTAL EXCHANGE TRADED FUNDS (Cost $441,587)		487,272

RIGHTS - 0.0%(b)	Shares	Value
Bold Eagle Acquisition Corp., Expires 10/11/2029, Exercise Price $10.00 (a)	100,000	28,400
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00 (a)	45,000	7,650
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00 (a)	50,000	11,000
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (a)	137,500	15,139
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00 (a)	129,140	8,226
TOTAL RIGHTS (Cost $60,414)		70,415

SHORT-TERM INVESTMENTS - 11.3%		Value
Money Market Funds - 11.3%	Shares
Fidelity Investments Money Market Funds - Government Portfolio - Class Institutional, 4.23% (d)	7,344,998	7,344,998
STIT - Treasury Portfolio - Class Institutional, 4.23% (d)	7,344,998	7,344,998
TOTAL SHORT-TERM INVESTMENTS (Cost $14,689,996)		14,689,996

TOTAL INVESTMENTS - 100.3% (Cost $134,503,282)		130,436,751
Liabilities in Excess of Other Assets - (0.3)%		(408,832)
TOTAL NET ASSETS - 100.0%		$130,027,919
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

High Income Securities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Closed-End Funds	49,303,150	–	–	49,303,150
Special Purpose Acquisition Companies (SPACs)	34,224,463	4,543,449	–	38,767,912
Business Development Companies	18,276,935	–	–	18,276,935
Preferred Stocks	2,823,355	3,448,800	0	6,272,155
Trusts	1,313,136	–	–	1,313,136
Real Estate Investment Trusts - Common	664,556	–	–	664,556
Warrants	552,973	38,251	0	591,224
Exchange Traded Funds	487,273	–	–	487,272
Rights	44,276	26,139	–	70,415
Money Market Funds	14,689,996	–	–	14,689,996
Total Investments	122,380,113	8,056,639	0	130,436,751

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The fair value of derivative instruments as reported within the Schedule of Investments as of May 31, 2025:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$591,224

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2025

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$113,582
on Investments

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized appreciation of investments	$488,321